UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 30 JUNE 2007


Check here if Amendment [ ]; Amendment Number:
                                              -----------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LTD
Address:   FIFTH FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      JOHN L. BARRETT
Title:     CHIEF COMPLIANCE OFFICER
Phone:     +44 207 477 7010


Signature, Place, and Date of Signing:

/s/ John L. Barrett                         LONDON, UK      16 JULY 2007
--------------------------------------     ------------     ------------
             [Signature                    [City, State]    [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBlNATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number       Name
28-01190                   RUSSELL TRUST COMPANY
--------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                           ---------
Form 13F Information Table Entry Total:           55
                                           ---------
Form 13F Information Table Value Total:)   1,976,637
                                           ---------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13 F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name
          28-
-----     --------------------         ----------------------
[Repeat as necessary.]


Column 1         Column 2       Column 3    Column 4              Column 5            Column 6      Column 7        Column 8
                                             Q2 2007                                                              VOTING AUTHORTIY
-----------------------------------------------------------------------------------------------------------------------------------
                     TITLE OF                  VALUE       SHRS OR             PUT/   INVESTMENT    OTHER
NAME OF ISSUER       CLASS      CUSIP        (X$1000)      PRN AMT   SH/PRN    CALL   DISCRETION    MANAGERS  SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc            COM        013817101      16,386      404,294                     SOLE          NONE            SHARED
Allstate Corp        COM        020002101          18          300                     SOLE          NONE            SHARED
Bank of America      COM        060505104      18,280      373,901                     SOLE          NONE            SHARED
CBS Corporation      COM        124857202       9,140      274,300                     SOLE          NONE            SHARED
CPFL Energia SA      ADR        126153105      74,410    1,229,300                     SOLE          NONE            SHARED
Cemex SA             ADR        151290889      62,470    1,698,471                     SOLE          NONE            SHARED
Chevrontexaco        COM        166764100      18,255      216,700                     SOLE          NONE            SHARED
Citigroup Inc        COM        172967101      14,972      291,900                     SOLE          NONE            SHARED
CVRD ADR             ADR        204412100      69,901    1,866,004                     SOLE          NONE            SHARED
Conagra Foods        COM        205887102      12,515      465,924                     SOLE          NONE            SHARED
Du Pont (E.I.)       COM        263534109          25          500                     SOLE          NONE            SHARED
Eaton Corp           COM        278058102          37          400                     SOLE          NONE            SHARED
FirstEnergy Co       COM        337932107          39          600                     SOLE          NONE            SHARED
General Electric     COM        369604103      21,618      564,726                     SOLE          NONE            SHARED
General Mills        COM        370334104          29          500                     SOLE          NONE            SHARED
Genuine parts        COM        372460105      12,226      246,500                     SOLE          NONE            SHARED
GpoAero Pacific      ADR        400506101      52,072    1,052,600                     SOLE          NONE            SHARED
Heinz HJ             COM        423074103      11,986      252,493                     SOLE          NONE            SHARED
Korea Electric       ADR        500631106         457       20,600                     SOLE          NONE            SHARED
Merck & Co           COM        589331107       9,291      186,560                     SOLE          NONE            SHARED
Microsoft Corp       COM        594918104      17,994      610,600                     SOLE          NONE            SHARED
Mobile Tele          ADR        607409109      94,919    1,567,100                     SOLE          NONE            SHARED
National City        COM        635405103          20          596                     SOLE          NONE            SHARED
Paccar Inc           ADR        693718108          22          250                     SOLE          NONE            SHARED
Pfizer Inc           COM        717081103      13,647      533,700                     SOLE          NONE            SHARED
Philippine Long      ADR        718252604      62,109    1,083,922                     SOLE          NONE            SHARED
Pitney Bowes         COM        724479100          22          473                     SOLE          NONE            SHARED
Royal Dutch Pet      ADR        780259206          49          600                     SOLE          NONE            SHARED
Taiwan SMC           ADR        874039100     164,016   14,736,364                     SOLE          NONE            SHARED
Telefonica SA        ADR        879382208         252        3,768                     SOLE          NONE            SHARED
Teva Inds            ADR        881624209     135,003    3,266,461                     SOLE          NONE            SHARED
US Bancorp           COM        902973304          16          500                     SOLE          NONE            SHARED
Unilever Plc         ADR        904767704          52        1,620                     SOLE          NONE            SHARED
Wachovia Corp        COM        929903102      12,143      236,939                     SOLE          NONE            SHARED
Wells Fargo Com      COM        949746101          28          800                     SOLE          NONE            SHARED
Wyeth                COM        983024100      16,629      290,000                     SOLE          NONE            SHARED
America Movil        COM        02364W105     128,647    2,081,000                     SOLE          NONE            SHARED
Banco Santander      ADR        05965X109      61,628    1,239,757                     SOLE          NONE            SHARED
CHC Helicopter       COM        12541C203      14,792      537,900                     SOLE          NONE            SHARED
ChunghwaTele         ADR        17133Q205     297,473   15,772,679                     SOLE          NONE            SHARED
Cisco Systems        COM        17275R102          28        1,000                     SOLE          NONE            SHARED
Siderurgica          ADR        20440W105      17,426      336,994                     SOLE          NONE            SHARED
Duke Energy          COM        26441C105          27        1,500                     SOLE          NONE            SHARED
Entergy Corp         COM        29364G103          64          600                     SOLE          NONE            SHARED
Grupo Televisa       ADR        40049J206      75,209    2,719,052                     SOLE          NONE            SHARED
KT Corp ADR          ADR        48268K101      34,252    1,460,032                     SOLE          NONE            SHARED
Kookmin Bank         ADR        50049M109         632        7,200                     SOLE          NONE            SHARED
MellonFinancial      COM        58551A108       7,999      181,800                     SOLE          NONE            SHARED
Oracle Corp          COM        68389X105       6,181      313,600                     SOLE          NONE            SHARED
Petroleo Brasil      ADR        71654V101     198,394    1,854,842                     SOLE          NONE            SHARED
3M Co                COM        88579Y101       9,278      106,900                     SOLE          NONE            SHARED
Verizon Com          COM        92343V104      15,550      377,700                     SOLE          NONE            SHARED
Votorantim           ADR        92906P106     138,269    6,032,669                     SOLE          NONE            SHARED
Windstream Corp      COM        97381W104       1,612      109,194                     SOLE          NONE            SHARED
Bladex               ADR        P16994132      48,128    2,560,000                     SOLE          NONE            SHARED
                                            ---------
                                            1,976,637
                                            =========